Leases	12 Months Ended
Dec. 31, 2024
Leases [Abstract]
Leases
15.	Leases

The Group as a lessor

The Group entered into lease agreements as lessor with both third parties and related parties.

	For the years ended December 31,
	2022	2023	2024
Rental Income：
Lianwai Kindergarten	754,285	754,285	754,285

The Group continued leasing its space to Lianwai Kindergarten for their operation of kindergarten care service after the disposal in November, 2018, and the lease term will be ended in December 2024 (Note 17).

The Group as a lessee

On July 31, 2024, the Group entered into a new lease agreement related to use of education with Hebei Petroleum Technical College with a lease term of 6 years from July 31, 2024 to July 30, 2030.

	As of December 31,
	2023	2024

Operating right-of-use assets	2,471,003	51,906,613

Operating lease payment liabilities, current	2,471,003	9,208,569
Operating lease payment liabilities, non-current	-	38,352,135
Total	2,471,003	47,560,704

The weighted average discount rate of the operating lease was 4.65% and 3.84% as of December 31, 2023 and 2024. The weighted average remaining lease term was 0.67 years and 5.45 year as of December 31, 2023 and 2024. Cash paid for operating lease was RMB4,342,857 and RMB11,628,836 for the years ended December 31, 2023 and 2024. Operating right-of-use assets obtained in exchange for operating lease payment liabilities was nil and RMB55,593,928 for the year ended December 31, 2023 and 2024.

For the years ended December 31 2022, 2023 and 2024, the lease expense was as follows:

	For the years ended December 31,
	2022	2023	2024

Operating leases expense	4,454,857	4,454,857	7,076,506
Short-term lease expense	11,741,215	1,295,043	377,430
Total	16,196,072	5,749,900	7,453,936

Because most of the leases do not provide an implicit rate of return, the Group used the incremental borrowing rate based on the information available at lease commencement date in determining the present value of lease payments.

The following is a schedule of future minimum payments under the Group’s operating leases as of December 31, 2024:

For the years ended December 31,	RMB
2025	10,891,644
2026	10,377,358
2027	10,377,358
2028	10,377,358
Thereafter	10,377,360
Total lease payments	52,401,078
Less: imputed interest	(4,840,374)
Total operating lease liabilities	47,560,704